Leases - Additional information (Detail) - USD ($) $ in Millions		7 Months Ended	12 Months Ended
	Jun. 01, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Cash outflow for leases			$ 0.7	$ 0.7
Weighted average lessee’s incremental borrowing rate		4.90%	4.90%	4.90%
Office Spaces [Member] | Massachusetts [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Derecognition of right-of-use asset	$ 0.3
Initial net investment in sublease	$ 0.2
Income from subleasing right-of-use assets		$ 0.1